STOCKHOLDERS' DEFICIT (Details Textual) - USD ($)																																										1 Months Ended																																																																									3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2016	Jan. 14, 2016	Jan. 13, 2016	Jan. 12, 2016	Jan. 11, 2016	Jan. 08, 2016	Jan. 06, 2016	Jan. 04, 2016	Dec. 15, 2015	Dec. 11, 2015	Dec. 08, 2015	Dec. 04, 2015	Nov. 11, 2015	Oct. 16, 2015	Oct. 15, 2015	Oct. 08, 2015	Oct. 02, 2015	Sep. 08, 2015	Aug. 14, 2015	Jul. 02, 2015	Jun. 05, 2015	Jun. 04, 2015	Jun. 03, 2015	May 07, 2015	Apr. 14, 2015	Mar. 17, 2015	Mar. 16, 2015	Mar. 12, 2015	Mar. 11, 2015	Mar. 06, 2015	Feb. 17, 2015	Feb. 09, 2015	Feb. 04, 2015	Feb. 02, 2015	Dec. 10, 2014	Dec. 09, 2014	Dec. 04, 2014	Nov. 04, 2014	Aug. 07, 2014	Jul. 02, 2014	May 09, 2014	Apr. 30, 2016	Mar. 29, 2016	Mar. 18, 2016	Mar. 13, 2016	Mar. 08, 2016	Mar. 04, 2016	Mar. 02, 2016	Feb. 26, 2016	Feb. 25, 2016	Feb. 23, 2016	Feb. 22, 2016	Feb. 18, 2016	Feb. 17, 2016	Feb. 17, 2016	Feb. 16, 2016	Feb. 12, 2016	Feb. 10, 2016	Feb. 09, 2016	Feb. 08, 2016	Feb. 04, 2016	Feb. 03, 2016	Feb. 01, 2016	Jan. 29, 2016	Jan. 27, 2016	Jan. 25, 2016	Jan. 21, 2016	Jan. 20, 2016	Jan. 19, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 29, 2015	Dec. 28, 2015	Dec. 23, 2015	Dec. 21, 2015	Dec. 17, 2015	Dec. 16, 2015	Nov. 30, 2015	Nov. 24, 2015	Nov. 23, 2015	Nov. 17, 2015	Oct. 31, 2015	Oct. 28, 2015	Oct. 13, 2015	Oct. 07, 2015	Sep. 22, 2015	Sep. 18, 2015	Sep. 16, 2015	Sep. 04, 2015	Sep. 01, 2015	Aug. 26, 2015	Jul. 24, 2015	Jun. 16, 2015	May 21, 2015	Apr. 28, 2015	Apr. 21, 2015	Apr. 15, 2015	Mar. 20, 2015	Mar. 19, 2015	Mar. 18, 2015	Jan. 30, 2015	Dec. 26, 2014	Dec. 24, 2014	Dec. 16, 2014	Dec. 11, 2014	Nov. 17, 2014	Nov. 05, 2014	Oct. 17, 2014	Sep. 11, 2014	Jul. 18, 2014	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Mar. 31, 2016	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jul. 10, 2015	Feb. 28, 2015	Nov. 12, 2014	Oct. 31, 2014
Debt Instrument, Convertible, Conversion Price																						$ 0.07																		$ 0.0709
Debt Conversion, Converted Instrument, Shares Issued																																								2,183,333
Debt Conversion, Original Debt, Amount																																																																																																														$ 50,000
Debt Conversion, Converted Instrument, Amount																																								$ 139,680																																																																														$ 0	$ 152,285	$ 152,285	$ 0
Debt Instrument, Periodic Payment																																								$ 154,798
Warrants Expire Period																																																																																			4 years																														5 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																																																				$ 4,000,000																																																													$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																				$ 0.045																															$ 0.60																														$ 0.0698
Stock Issued During Period, Shares, Issued for Services																																					3,000,000
Stock Issued During Period, Value, Issued for Services																																																																																																																								$ 741,276	$ 244,500
Common stock, authorized shares																																																																																																																			2,000,000,000			2,000,000,000		2,000,000,000	2,000,000,000		10,000,000,000		100,000,000
Common stock, par value																																																																																																																			$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Class of Warrant or Right, Outstanding																																																																																																																			37,569,634			37,569,634		7,379,158
Share Price																																																																																																																			$ 0.0304			$ 0.0304		$ 0.0899
Warrants To Purchase Of Common Stock																																																																																			$ 26,190,476
Scientific Advisory Board [Member]
Stock Issued During Period, Shares, Issued for Services																		600,000
Shares Issued, Price Per Share																		$ 0.0369
Stock Issued During Period, Value, Issued for Services																		$ 22,140
Common Stock [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																					$ 0.0025																			$ 0.0025
Debt Conversion, Converted Instrument, Shares Issued																																																																																																					10,000,000																			10,000,000
Debt Conversion, Converted Instrument, Amount																																																																																																					$ 25,000																			$ 25,000
Stock Issued During Period, Shares, Issued for Services																																																																																																																								19,258,316	1,915,000
Shares Issued, Price Per Share																																	$ 0.0025
Stock Issued During Period, Value, Issued for Services																																																																																																																								$ 19,258	$ 1,915
Common stock, authorized shares																																																																																																																											2,000,000,000		10,000,000,000
Common stock, par value																																																																																																																			$ 0.001			$ 0.001		$ 0.001			$ 0.001		$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																																																								181,185,110
Common Stock [Member] | Investment Banking Service Agreement [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																500,000
Shares Issued, Price Per Share																																																																																																																$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																																																																$ 50,000
Preferred Stock [Member]
Preferred stock, authorized shares																																																																																																																			10,000,000			10,000,000		10,000,000
Preferred stock, par value																																																																																																																			$ 0.01			$ 0.01		$ 0.01
Director [Member]
Debt Conversion, Converted Instrument, Shares Issued																																	17,654,470
Debt Conversion, Converted Instrument, Amount																																	$ 14,000
Investor [Member]
Stock Issued During Period, Shares, Issued for Services																																									1,000,000																																																															9,400,000	1,000,000		3,000,000
Shares Issued, Price Per Share																																																																																																								$ 0.0025	$ 0.0025		$ 0.001
Stock Issued During Period, Value, Issued for Services																																																																																																								$ 23,500	$ 2,500		$ 3,000
First Tranche [Member]
Stock Issued During Period, Shares, New Issues																																																																																																													7,426,000
Second Tranche [Member]
Stock Issued During Period, Shares, New Issues																																						8,161,000
Debt Settlement Agreements [Member] | Director [Member]
Debt Conversion, Converted Instrument, Shares Issued																																	17,654,470
Debt Conversion, Converted Instrument, Amount																																	$ 44,136
Consultant [Member]
Stock Issued During Period, Shares, New Issues													2,000,000																																																									1,600,000
Stock Issued During Period, Shares, Issued for Services																8,000,000		600,000		500,000		500,000															4,000,000		500,000			1,500,000																																																	560,000				500,000		6,000,000											10,000,000												100,000
Shares Issued, Price Per Share														$ 0.0415								$ 0.0706																			$ 0.10																																									$ 0.031																										$ 0.008
Stock Issued During Period, Value, Issued for Services																																									$ 100,000																																									$ 1,500,000																										$ 80,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																		400,000																																		3,000,000								3,000,000		4,000,000
Consulting Expenses														$ 166,000								$ 35,300																																																												$ 46,500																																				$ 30,285
Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services								1,000,000						4,000,000						500,000	6,758,316	500,000	1,000,000	6,758,316																																															1,000,000																							1,000,000																				300,000
Shares Issued, Price Per Share																						$ 0.0706		$ 0.043																																															$ 0.0260																							$ 0.0445																				$ 0.20
Stock Issued During Period, Value, Issued for Services																				$ 5,015	$ 88,446	$ 35,300	$ 7,265	$ 290,608																																																																						$ 44,500																							$ 12,000					$ 48,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								3,379,158																																																																						1,000,000
Share Price																								$ 0.043																												$ 0.0119																																										$ 0.0445
Consulting Expenses																																																																							$ 26,000																																															22,400
Consultant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																								$ 0.03																																																																						$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																								397.00%																												314.00%																																										397.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																								60 months																												60 months																																										60 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																								1.54%																												1.54%																																										1.54%
Warrants and Rights Outstanding																								$ 145,303																												$ 47,560																																										$ 44,500
Prepaid Expense																								101,080																																																																						37,235																					$ 10,714			10,714
Share-based Compensation, Total																								$ 44,223																																																																						$ 7,265																					$ 36,846
Consultant One [Member]
Stock Issued During Period, Shares, New Issues																																																																																		1,100,000										8,000,000
Stock Issued During Period, Shares, Issued for Services														4,000,000																																																																														8,000,000																												80,000
Shares Issued, Price Per Share																																																																																												$ 0.0435
Stock Issued During Period, Value, New Issues																																																																							$ 1,000,000
Consulting Expenses																																																																																												$ 348,000																										151,486
Consultant One [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																		250,000
Shares Issued, Price Per Share																																																																																																																		$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																																																																		$ 50,000
Consulting Expenses																																																																																																																						8,730
Consultant Two [Member]
Stock Issued During Period, Shares, New Issues																																																																							2,250,000
Consulting Expenses																																																																																																																						348,000
Consultant Two [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																					375,000																		2,250,000																																											137,500
Shares Issued, Price Per Share																																																																							$ 0.0279																																											$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																							$ 62,775																																											$ 27,500
Consulting Expenses																																																																																																																						20,925
Consultant Three [Member]
Consulting Expenses																																																																																																																						23,314
Consultant Three [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services								1,600,000																																																														1,600,000																																												10,000
Shares Issued, Price Per Share																																																																						$ 0.0279																																												$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																						$ 44,640																																												$ 2,000
Consultant Four [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services													2,000,000																																									2,000,000																																																												150,000
Shares Issued, Price Per Share													$ 0.0157																																																																																																					$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																																																																		$ 30,000
Consulting Expenses													$ 31,400																																																																																																									$ 24,326
Consultant Six [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																	300,000
Shares Issued, Price Per Share																																																																																																																	$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																																																																	$ 60,000
Consultant Seven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																	25,000
Shares Issued, Price Per Share																																																																																																																	$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																																																																	$ 5,000
Consultant Eight [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																200,000
Shares Issued, Price Per Share																																																																																																																$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																																																																$ 13,333
Increase (Decrease) in Prepaid Expense																																																																																																																$ 6,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																																																																3 years
Consultant Nine [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																																100,000
Shares Issued, Price Per Share																																																																																																																$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																																																																$ 10,000
Consultant Ten [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																															30,000
Shares Issued, Price Per Share																																																																																																															$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																																																															$ 3,000
Consultant Eleven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																															25,000
Shares Issued, Price Per Share																																																																																																															$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																																																															$ 2,500
Issue One [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.02365						$ 0.0020	$ 0.0017	$ 0.0017	$ 0.0015	$ 0.0015	$ 0.0006	$ 0.0006	$ 0.0035		$ 0.0006	$ 0.0011	$ 0.0011																																																												$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020		$ 0.0007	$ 0.0007	$ 0.0012
Debt Conversion, Converted Instrument, Shares Issued																			866,796																6,698,331	4,870,391
Debt Conversion, Original Debt, Amount																			$ 20,500																$ 7,368	$ 5,357
Debt Instrument, Periodic Payment																									$ 4,271	$ 1,061	$ 15,534	$ 1,001	$ 14,675	$ 3,410	$ 3,266	$ 21,100		$ 3,446																																																														$ 28,202	$ 10,145	$ 23,762	$ 8,260	$ 20,053		$ 4,044	$ 3,762	$ 6,000
Stock Issued During Period, Shares, Issued for Services																																																																																											560,000
Shares Issued, Price Per Share																																																																																											$ 0.04
Stock Issued During Period, Shares, Conversion of Convertible Securities																									2,135,450	622,504	9,110,833	674,141	9,882,013	6,200,000	5,937,563	6,089,544		6,265,964																																																														14,100,870	5,072,740	12,001,242	4,171,808	10,127,576		5,655,958	5,700,000	5,194,805
Issue Two [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.02365							$ 0.0019		$ 0.0015	$ 0.0015	$ 0.0015	$ 0.0035
Debt Conversion, Converted Instrument, Shares Issued																			879,585
Debt Conversion, Original Debt, Amount																			$ 20,802
Debt Instrument, Periodic Payment																										$ 20,048		$ 14,678	$ 10,121	$ 6,443	$ 15,323
Stock Issued During Period, Shares, Conversion of Convertible Securities																										10,414,660		9,884,155	6,815,185	4,338,384	4,422,257
Issue Three [Member]
Debt Instrument, Convertible, Conversion Price																												$ 0.0016		$ 0.0015																																																													$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																																																											1,414,843
Debt Conversion, Original Debt, Amount																																																																																											$ 26,068
Debt Instrument, Periodic Payment																												$ 10,125		$ 1,011
Stock Issued During Period, Shares, Conversion of Convertible Securities																												6,347,918		680,485
Issue Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																																										$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																																																										1,396,108
Debt Conversion, Original Debt, Amount																																																																																										$ 25,723
Issue Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																																									$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																																																									849,263
Debt Conversion, Original Debt, Amount																																																																																									$ 15,648
Issue Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																																								$ 0.018975
Debt Conversion, Converted Instrument, Shares Issued																																																																																								826,726
Debt Conversion, Original Debt, Amount																																																																																								$ 15,687
Issue Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																																							$ 0.017875
Debt Conversion, Converted Instrument, Shares Issued																																																																																							877,969
Debt Conversion, Original Debt, Amount																																																																																							$ 15,694
IssueEight [Member]
Debt Instrument, Convertible, Conversion Price																																																																																						$ 0.01716
Debt Conversion, Converted Instrument, Shares Issued																																																																																						911,294
Debt Conversion, Original Debt, Amount																																																																																						$ 15,638
Issue Nine [Member]
Debt Instrument, Convertible, Conversion Price																	$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																	2,152,289
Debt Conversion, Original Debt, Amount																	$ 26,635
Issue Ten [Member]
Debt Instrument, Convertible, Conversion Price																																																																																					$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																																																																					2,535,293
Debt Conversion, Original Debt, Amount																																																																																					$ 31,374
Issue Eleven [Member]
Debt Instrument, Convertible, Conversion Price																																																																																				$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																																																																				8,808,435
Debt Conversion, Original Debt, Amount																																																																																				$ 109,004
Issue Twelve [Member]
Debt Instrument, Convertible, Conversion Price																																																																																				$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																																																																				8,461,602
Debt Conversion, Original Debt, Amount																																																																																				$ 104,712
Issue Thirteen [Member]
Debt Instrument, Convertible, Conversion Price															$ 0.01
Debt Conversion, Converted Instrument, Shares Issued															5,000,000
Debt Conversion, Original Debt, Amount															$ 50,000
Issue Fourteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																	$ 0.01986
Debt Conversion, Converted Instrument, Shares Issued																																																																																																										105,709
Debt Conversion, Original Debt, Amount																																																																																	$ 2,099
Issue Fifteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																	$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																																																																																	3,500,000
Debt Conversion, Original Debt, Amount																																																																																	$ 35,000
Issue Sixteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																																																																																1,019,925
Debt Conversion, Original Debt, Amount																																																																																$ 15,707
Issue Seventeen [Member]
Debt Instrument, Convertible, Conversion Price																																																																															$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																																																																															1,360,185
Debt Conversion, Original Debt, Amount																																																																															$ 20,947
Issue Eighteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																														$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																																																																														3,200,448
Debt Conversion, Original Debt, Amount																																																																														$ 49,287
Issue Nineteen [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued												2,058,637
Debt Conversion, Original Debt, Amount												$ 31,703
Issue Twenty [Member]
Debt Instrument, Convertible, Conversion Price											$ 0.01595
Debt Conversion, Converted Instrument, Shares Issued											3,963,207
Debt Conversion, Original Debt, Amount											$ 63,213
Issue Twenty One [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.02608
Debt Conversion, Converted Instrument, Shares Issued										1,917,178
Debt Conversion, Original Debt, Amount										$ 50,000
Issue Twenty Two [Member]
Debt Instrument, Convertible, Conversion Price									$ 0.02712
Debt Conversion, Converted Instrument, Shares Issued									1,843,658
Debt Conversion, Original Debt, Amount									$ 50,000
Issue Twenty Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																													$ 0.01650
Debt Conversion, Converted Instrument, Shares Issued																																																																													1,926,177
Debt Conversion, Original Debt, Amount																																																																													$ 31,782
Issue Twenty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																												$ 0.02500
Debt Conversion, Converted Instrument, Shares Issued																																																																												1,600,000
Debt Conversion, Original Debt, Amount																																																																												$ 40,000
Issue Twenty Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																											$ 0.02360
Debt Conversion, Converted Instrument, Shares Issued																																																																											1,694,916
Debt Conversion, Original Debt, Amount																																																																											$ 40,000
Issue Twenty Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																											$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued																																																																											3,265,069
Debt Conversion, Original Debt, Amount																																																																											$ 51,719
Issue Twenty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																										$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued																																																																										1,724,138
Debt Conversion, Original Debt, Amount																																																																										$ 40,000
Issue Twenty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																										$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued																																																																										1,983,188
Debt Conversion, Original Debt, Amount																																																																										$ 31,414
Issue Twenty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																									$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued																																																																									1,724,138
Debt Conversion, Original Debt, Amount																																																																									$ 40,000
Issue Thirty [Member]
Debt Instrument, Convertible, Conversion Price																																																																								$ 0.01573
Debt Conversion, Converted Instrument, Shares Issued																																																																								999,783
Debt Conversion, Original Debt, Amount																																																																								$ 15,727
Issue Thirty One [Member]
Debt Instrument, Convertible, Conversion Price																																																																							$ 0.02284
Debt Conversion, Converted Instrument, Shares Issued																																																																							1,751,314
Debt Conversion, Original Debt, Amount																																																																							$ 40,000
Issue Thirty Two [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.0143
Debt Conversion, Converted Instrument, Shares Issued								1,468,187
Debt Conversion, Original Debt, Amount								$ 20,995
Issue Thirty Three [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.02156
Debt Conversion, Converted Instrument, Shares Issued								2,522,032
Debt Conversion, Original Debt, Amount								$ 54,375
Issue Thirty Four [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.02068
Debt Conversion, Converted Instrument, Shares Issued							1,934,236
Debt Conversion, Original Debt, Amount							$ 40,000
Issue Thirty Five [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.014135
Debt Conversion, Converted Instrument, Shares Issued							1,485,946
Debt Conversion, Original Debt, Amount							$ 21,004
Issue Thirty Six [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.02008
Debt Conversion, Converted Instrument, Shares Issued						1,992,032
Debt Conversion, Original Debt, Amount						$ 40,000
Issue Thirty Seven [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.0113805
Debt Conversion, Converted Instrument, Shares Issued						761,050
Debt Conversion, Original Debt, Amount						$ 10,506
Issue Thirty Eight [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.01375
Debt Conversion, Converted Instrument, Shares Issued					764,573
Debt Conversion, Original Debt, Amount					$ 10,513
Issue Thirty Nine [Member]
Debt Instrument, Convertible, Conversion Price				$ 0.012705
Debt Conversion, Converted Instrument, Shares Issued				827,632
Debt Conversion, Original Debt, Amount				$ 10,515
Issue Forty [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.01864
Debt Conversion, Converted Instrument, Shares Issued			946,889
Debt Conversion, Original Debt, Amount			$ 17,650
Issue Forty One [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.011825
Debt Conversion, Converted Instrument, Shares Issued			889,409
Debt Conversion, Original Debt, Amount			$ 10,517
Issue Forty Two [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.01056
Debt Conversion, Converted Instrument, Shares Issued			1,971,565
Debt Conversion, Original Debt, Amount			$ 20,820
Issue Forty Three [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.0168
Debt Conversion, Converted Instrument, Shares Issued		4,901,786
Debt Conversion, Original Debt, Amount		$ 82,350
Issue Forty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																					$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																					1,047,013
Debt Conversion, Original Debt, Amount																																																																					$ 10,423
Issue Forty Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																				$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																				513,158
Debt Conversion, Original Debt, Amount																																																																				$ 5,108
Issue Forty Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																			$ 0.01488
Debt Conversion, Converted Instrument, Shares Issued																																																																			1,680,108
Debt Conversion, Original Debt, Amount																																																																			$ 25,000
Issue Forty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																			$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																			1,256,944
Debt Conversion, Original Debt, Amount																																																																			$ 12,513
Issue Forty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																		$ 0.01492
Debt Conversion, Converted Instrument, Shares Issued																																																																		1,675,604
Debt Conversion, Original Debt, Amount																																																																		$ 25,000
Issue Forty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																		$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																		1,362,834
Debt Conversion, Original Debt, Amount																																																																		$ 13,567
Issue Fifty [Member]
Debt Instrument, Convertible, Conversion Price																																																																		$ 0.0150
Debt Conversion, Converted Instrument, Shares Issued																																																																		4,343,934
Debt Conversion, Original Debt, Amount																																																																		$ 65,159
Issue Fifty One [Member]
Debt Instrument, Convertible, Conversion Price																																																																	$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																	1,573,161
Debt Conversion, Original Debt, Amount																																																																	$ 15,661
Issue Fifty Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																$ 0.015080
Debt Conversion, Converted Instrument, Shares Issued																																																																1,657,825
Debt Conversion, Original Debt, Amount																																																																$ 25,000
Issue Fifty Three [Member]
Debt Instrument, Convertible, Conversion Price																																																															$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																															1,679,800
Debt Conversion, Original Debt, Amount																																																															$ 16,722
Issue Fifty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																														$ 0.0148
Debt Conversion, Converted Instrument, Shares Issued																																																														1,351,352
Debt Conversion, Original Debt, Amount																																																														$ 20,000
Issue Fifty Five [Member]
Debt Instrument, Convertible, Conversion Price																																																														$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued																																																														1,111,737
Debt Conversion, Original Debt, Amount																																																														$ 10,456
Issue Fifty Six [Member]
Debt Instrument, Convertible, Conversion Price																																																													$ 0.0142
Debt Conversion, Converted Instrument, Shares Issued																																																													1,760,564
Debt Conversion, Original Debt, Amount																																																													$ 25,000
Issue Fifty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																													$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued																																																													2,779,927
Debt Conversion, Original Debt, Amount																																																													$ 26,145
Issue Fifty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																												$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued																																																												1,669,354
Debt Conversion, Original Debt, Amount																																																												$ 15,700
Issue Fifty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																											$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued																																																											19,814,000
Debt Conversion, Original Debt, Amount																																																											$ 198,140
Issue Sixty [Member]
Debt Instrument, Convertible, Conversion Price																																																											$ 0.0138
Debt Conversion, Converted Instrument, Shares Issued																																																											1,811,595
Debt Conversion, Original Debt, Amount																																																											$ 25,000
Issue Sixty One [Member]
Debt Instrument, Convertible, Conversion Price																																																										$ 0.00864
Debt Conversion, Converted Instrument, Shares Issued																																																										1,394,548
Debt Conversion, Original Debt, Amount																																																										$ 12,042
Issue Sixty Two [Member]
Debt Instrument, Convertible, Conversion Price																																																									$ 0.01268
Debt Conversion, Converted Instrument, Shares Issued																																																									3,154,575
Debt Conversion, Original Debt, Amount																																																									$ 40,000
Issue Sixty Three [Member]
Debt Instrument, Convertible, Conversion Price																																																								$ 0.00864
Debt Conversion, Converted Instrument, Shares Issued																																																								1,221,172
Debt Conversion, Original Debt, Amount																																																								$ 10,276
Issue Sixty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																						$ 0.00787	$ 0.00787
Debt Conversion, Converted Instrument, Shares Issued																																																							1,306,848
Debt Conversion, Original Debt, Amount																																																							$ 10,278
Issue Sixty Five [Member]
Debt Instrument, Convertible, Conversion Price																																																				$ 0.00787
Debt Conversion, Converted Instrument, Shares Issued																																																				2,616,482
Debt Conversion, Original Debt, Amount																																																				$ 20,579
Issue Sixty Six [Member]
Debt Instrument, Convertible, Conversion Price																																																			$ 0.01184
Debt Conversion, Converted Instrument, Shares Issued																																																			2,533,784
Debt Conversion, Original Debt, Amount																																																			$ 30,000
Issue Sixty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																		$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued																																																		11,597,463
Debt Conversion, Original Debt, Amount																																																		$ 115,975
Issue Sixty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																		$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued																																																		3,000,000
Debt Conversion, Original Debt, Amount																																																		$ 30,000
Issue Sixty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																	$ 0.0096
Debt Conversion, Converted Instrument, Shares Issued																																																	3,275,110
Debt Conversion, Original Debt, Amount																																																	$ 30,000
Issue Seventy [Member]
Debt Instrument, Convertible, Conversion Price																																																$ 0.00567
Debt Conversion, Converted Instrument, Shares Issued																																																4,549,444
Debt Conversion, Original Debt, Amount																																																$ 25,773
Issue Seventy One [Member]
Debt Instrument, Convertible, Conversion Price																																															$ 0.00832
Debt Conversion, Converted Instrument, Shares Issued																																															6,009,616
Debt Conversion, Original Debt, Amount																																															$ 50,000
Issue Seventy Two [Member]
Debt Instrument, Convertible, Conversion Price																																														$ 0.00868
Debt Conversion, Converted Instrument, Shares Issued																																														16,474,655
Debt Conversion, Original Debt, Amount																																														$ 143,000
Issue Seventy Three [Member]
Debt Instrument, Convertible, Conversion Price																																													$ 0.00201
Debt Conversion, Converted Instrument, Shares Issued																																													4,107,483
Debt Conversion, Original Debt, Amount																																													$ 8,274
Issue Seventy Four [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.00572
Debt Conversion, Converted Instrument, Shares Issued	22,123,958
Debt Conversion, Original Debt, Amount	$ 126,549
Issue Seventy Five [Member]
Debt Instrument, Convertible, Conversion Price																																												$ 0.00660
Debt Conversion, Converted Instrument, Shares Issued																																												10,187,380
Debt Conversion, Original Debt, Amount																																												$ 67,237
Issue Seventy Six [Member]
Debt Instrument, Convertible, Conversion Price																																											$ 0.01920
Debt Conversion, Converted Instrument, Shares Issued																																											3,277,403
Debt Conversion, Original Debt, Amount																																											$ 62,926
Loans from Directors [Member]
Debt Conversion, Converted Instrument, Shares Issued																																	33,259,350
Debt Conversion, Converted Instrument, Amount																																	$ 27,000
Loans from Directors [Member] | Director [Member]
Debt Instrument, Convertible, Conversion Price																																	$ 0.0025
Debt Conversion, Converted Instrument, Amount																																	$ 41,000
Loans from Directors [Member] | Debt Settlement Agreements [Member]
Debt Conversion, Converted Instrument, Shares Issued																																	33,259,350
Debt Conversion, Converted Instrument, Amount																																	$ 83,148
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																																																																																																																				8,161,000
Preferred stock, authorized shares																																				500,000																																																																															10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, par value																																				$ 0.01																																																																															$ 0.01			$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																				500,000																																																																																				500,000	0
Shares Issued, Price Per Share																																																																																																																				$ 0.00213
Stock Issued During Period, Value, Issued for Services																																																																																																																				$ 1,067				$ 5,000	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																																																								0
Series B Preferred Stock [Member]
Preferred stock, authorized shares																																																																																																																			5			5		5	5
Preferred stock, par value																																																																																													$ 0.01																						$ 0.01			$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																																																																																																								1	0
Shares Issued, Price Per Share																																																																																													$ 0.1165																											$ 0.1165
Stock Issued During Period, Value, Issued for Services																																																																																													$ 0.12																											$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																																																								0
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																													1